Document And Entity Information	Oct. 11, 2023
Document Information [Line Items]
Entity, Registrant Name	TRIO-TECH INTERNATIONAL
Document, Type	8-K
Document, Period End Date	Oct. 11, 2023
Entity, Incorporation, State or Country Code	CA
Entity, File Number	1-14523
Entity, Tax Identification Number	95-2086631
Entity, Address, Address Line One	Block 1008 Toa Payoh North
Entity, Address, City or Town	Unit 03-09
Entity, Address, Country	SG
Entity, Address, Postal Zip Code	318996
City Area Code	65
Local Phone Number	6265 3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Amendment Flag	false
Entity, Central Index Key	0000732026